Related Parties - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Accounts payable	$ 9,475		$ 7,935
CF&Co , | Common Class A
Schedule of Equity Method Investments [Line Items]
Subsidiary, ownership percentage, noncontrolling owner	5.00%
Equity method investee
Schedule of Equity Method Investments [Line Items]
Accounts payable	$ 800		$ 300
Related Party | Convertible Debt
Schedule of Equity Method Investments [Line Items]
Fee paid	900
Purchases From OS
Schedule of Equity Method Investments [Line Items]
Acquire equity method investments	$ 500	$ 1,400